Oil and Gas Properties (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Oil and gas properties
Proved oil and gas properties	$ 1,405,817		$ 1,405,817		$ 1,128,022	$ 594,847
Unproved oil and gas properties	318,267		318,267		374,194	405,632
Wells in progress	61,064		61,064		59,416	41,160
Total capitalized costs					1,561,632	1,041,639
Less: accumulated depletion, depreciation and amortization	(341,050)		(341,050)		(181,382)	(33,896)
Net oil and gas properties	1,444,098		1,444,098		1,380,250	1,007,743
Interest costs capitalized	$ 1,200	$ 1,400	$ 3,600	$ 4,100	5,300	2,600
Property acquisition costs
Proved					80,952	378,243
Unproved					120,651	424,313
Exploration costs					19,584	126
Development costs					337,968	212,442
Total					559,155	1,015,124
Total excluding asset retirement obligations					$ 523,531	$ 1,008,347
Minimum
Oil and gas properties
Period of time unevaluated costs will be evaluated (in years)					3 years
Maximum
Oil and gas properties
Period of time unevaluated costs will be evaluated (in years)					5 years